Cover	Aug. 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2023
Entity File Number	001-39048
Entity Registrant Name	AVEPOINT, INC.
Entity Central Index Key	0001777921
Entity Tax Identification Number	83-4461709
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 Washington Boulevard Suite 1400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	(201)
Local Phone Number	793-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVPT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AVPTW
Security Exchange Name	NASDAQ